Multi-Manager Value Strategies Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	2,254,212	66,025,870
GCI Liberty, Inc. Escrow(a),(b),(c)	8,656	0
GCI Liberty, Inc., Class C(b)	160	5,862
Verizon Communications, Inc.	779,641	34,483,521
Total		100,515,253
Entertainment 1.2%
Electronic Arts, Inc.	2,739	470,971
Liberty Media Corp.-Liberty Formula One, Class A(b)	641	57,767
Sphere Entertainment Co.(b)	476	21,568
Walt Disney Co. (The)	544,519	64,460,159
Warner Bros Discovery, Inc.(b)	2,149	25,014
Total		65,035,479
Interactive Media & Services 2.7%
Alphabet, Inc., Class A	291,269	62,014,083
Alphabet, Inc., Class C	138,368	29,545,719
Meta Platforms, Inc., Class A	83,473	61,661,505
Total		153,221,307
Media 0.7%
Comcast Corp., Class A	1,098,799	37,326,202
Fox Corp., Class A	1,299	77,550
Fox Corp., Class B	12,518	682,857
Liberty Broadband Corp., Class C(b)	801	48,749
News Corp., Class B	6,014	203,694
Omnicom Group, Inc.	1,347	105,511
Paramount Skydance Corp., Class B(b)	32,004	470,459
Total		38,915,022
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	78,712	19,834,637
Total Communication Services		377,521,698
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Automobile Components 0.3%
Aptiv PLC(b)	71,563	5,691,405
Autoliv, Inc.	34,682	4,302,996
BorgWarner, Inc.	111,673	4,775,138
Lear Corp.	28,910	3,180,100
Phinia, Inc.	154	9,006
Total		17,958,645
Automobiles 1.3%
Ford Motor Co.	1,294,007	15,230,462
General Motors Co.	914,064	53,555,010
Thor Industries, Inc.	15,130	1,658,248
Total		70,443,720
Broadline Retail 2.5%
Amazon.com, Inc.(b)	423,290	96,933,410
Dillard’s, Inc., Class A	889	473,730
eBay, Inc.	222,005	20,115,873
MercadoLibre, Inc.(b)	9,395	23,232,990
Total		140,756,003
Distributors 0.0%
LKQ Corp.	31,874	1,039,730
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.(b)	7,554	1,522,660
Stride, Inc.(b)	23,894	3,899,262
Total		5,421,922
Hotels, Restaurants & Leisure 2.1%
Boyd Gaming Corp.	28,827	2,475,086
Brinker International, Inc.(b)	22,075	3,443,258
Carnival Corp.(b)	402,660	12,840,827
Chipotle Mexican Grill, Inc.(b)	208,737	8,796,177
Las Vegas Sands Corp.	18,293	1,054,226
McDonald’s Corp.	87,383	27,398,066
Norwegian Cruise Line Holdings Ltd.(b)	188,339	4,678,341
Royal Caribbean Cruises Ltd.	66,831	24,274,356
Starbucks Corp.	309,140	27,263,057

Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Super Group SGHC Ltd.	41,666	484,575
Texas Roadhouse, Inc.	32,578	5,621,334
Total		118,329,303
Household Durables 1.1%
D.R. Horton, Inc.	40,000	6,779,200
Garmin Ltd.	805	194,665
Installed Building Products, Inc.	10,214	2,674,229
Lennar Corp., Class A	46,868	6,240,006
Lennar Corp., Class B	6,131	779,741
NVR, Inc.(b)	4,574	37,130,131
PulteGroup, Inc.	71,672	9,462,137
Total		63,260,109
Leisure Products 0.1%
Mattel, Inc.(b)	108,848	1,991,918
Specialty Retail 3.5%
AutoNation, Inc.(b)	9,359	2,050,370
Best Buy Co., Inc.	40,285	2,966,587
Burlington Stores, Inc.(b)	16,695	4,852,903
CarMax, Inc.(b)	628,631	38,566,512
Dick’s Sporting Goods, Inc.	25,170	5,356,176
Five Below, Inc.(b)	30,201	4,382,165
Gap, Inc. (The)	99,351	2,186,715
Home Depot, Inc. (The)	76,275	31,026,382
Lithia Motors, Inc., Class A	5,611	1,889,111
Murphy U.S.A., Inc.	8,435	3,175,777
Penske Automotive Group, Inc.	2,509	462,685
Ross Stores, Inc.	104,948	15,444,148
TJX Companies, Inc. (The)	354,457	48,422,371
Tractor Supply Co.	184,961	11,423,191
Ulta Beauty, Inc.(b)	23,527	11,592,459
Urban Outfitters, Inc.(b)	34,709	2,328,280
Williams-Sonoma, Inc.	50,941	9,586,587
Total		195,712,419
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.(b)	1,180	24,296
Crocs, Inc.(b)	28,691	2,501,855
Deckers Outdoor Corp.(b)	1,315	157,314
Levi Strauss & Co., Class A	47,982	1,073,357
Common Stocks (continued)
Issuer	Shares	Value ($)
lululemon athletica, Inc.(b)	130,102	26,306,624
Ralph Lauren Corp.	16,907	5,020,196
Total		35,083,642
Total Consumer Discretionary		649,997,411
Consumer Staples 7.8%
Beverages 0.7%
Celsius Holdings, Inc.(b)	102,815	6,465,007
Coca-Cola Co. (The)	291,525	20,112,310
Constellation Brands, Inc., Class A	34,445	5,578,023
Keurig Dr. Pepper, Inc.	11,695	340,208
PepsiCo, Inc.	64,497	9,587,479
Total		42,083,027
Consumer Staples Distribution & Retail 3.5%
Albertsons Companies, Inc., Class A	16,463	320,370
BJ’s Wholesale Club Holdings, Inc.(b)	59,407	5,802,876
Casey’s General Stores, Inc.	15,424	7,627,476
Costco Wholesale Corp.	40,000	37,732,800
Dollar General Corp.	108,139	11,761,198
Dollar Tree, Inc.(b)	114,983	12,552,694
Kroger Co. (The)	245,802	16,675,208
Sprouts Farmers Market, Inc.(b)	40,443	5,683,859
Sysco Corp.	644,229	51,841,108
Target Corp.	86,722	8,323,577
U.S. Foods Holding Corp.(b)	4,246	329,490
Walmart, Inc.	385,180	37,354,756
Total		196,005,412
Food Products 1.3%
Bunge Global SA	4,700	395,834
General Mills, Inc.	844,464	41,657,409
Hershey Co. (The)	47,970	8,814,487
Ingredion, Inc.	14,026	1,816,928
Lamb Weston Holdings, Inc.	8,239	473,990
Mondelez International, Inc., Class A	297,432	18,274,222
Pilgrim’s Pride Corp.	25,437	1,130,675
Total		72,563,545
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.8%
Colgate-Palmolive Co.	767,307	64,507,500
Procter & Gamble Co. (The)	217,852	34,211,478
Total		98,718,978
Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	78,176	7,171,085
Kenvue, Inc.	76,282	1,579,800
Total		8,750,885
Tobacco 0.3%
Altria Group, Inc.	272,197	18,294,360
Total Consumer Staples		436,416,207
Energy 7.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	62,661	2,844,809
Halliburton Co.	108,497	2,466,137
TechnipFMC PLC	191,381	7,035,166
Total		12,346,112
Oil, Gas & Consumable Fuels 7.7%
Antero Midstream Corp.	161,319	2,869,865
APA Corp.	103,637	2,406,451
Cheniere Energy, Inc.	61,565	14,887,648
Chevron Corp.	192,787	30,961,592
Chord Energy Corp.	30,220	3,320,876
ConocoPhillips Co.	999,366	98,907,253
Coterra Energy, Inc.	300,275	7,338,721
Devon Energy Corp.	212,903	7,685,798
Diamondback Energy, Inc.	293,292	43,630,118
EOG Resources, Inc.	247,690	30,916,666
Expand Energy Corp.	58,241	5,636,564
Exxon Mobil Corp.	851,935	97,367,651
Hess Midstream LP, Class A	56,766	2,338,759
HF Sinclair Corp.	93,763	4,770,662
Matador Resources Co.	46,836	2,358,661
Occidental Petroleum Corp.	174,394	8,302,898
Ovintiv, Inc.	133,719	5,632,244
Permian Resources Corp.	315,836	4,513,296
Range Resources Corp.	102,581	3,515,451
Targa Resources Corp.	62,117	10,420,748
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	159,253	24,208,049
Williams Companies, Inc. (The)	342,320	19,813,482
Total		431,803,453
Total Energy		444,149,565
Financials 21.2%
Banks 5.7%
Bank of America Corp.	1,736,126	88,091,033
Bank OZK	21,796	1,143,636
East West Bancorp, Inc.	53,090	5,581,883
Fifth Third Bancorp	26,172	1,197,892
First Citizens BancShares Inc., Class A	2,271	4,505,460
Huntington Bancshares, Inc.	12,914	229,998
JPMorgan Chase & Co.	448,000	135,036,160
KeyCorp	1,200,981	23,250,992
PNC Financial Services Group, Inc. (The)	102,583	21,279,818
Synovus Financial Corp.	58,505	3,019,443
Truist Financial Corp.	5,948	278,485
Wells Fargo & Co.	405,243	33,302,870
Zions Bancorp NA	45,920	2,663,819
Total		319,581,489
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	279,064	29,469,158
Blackrock, Inc.	19,876	22,403,035
Blackstone, Inc.	49,169	8,427,567
Carlyle Group, Inc. (The)	18,356	1,185,063
CME Group, Inc.	84,765	22,590,720
Jefferies Financial Group, Inc.	9,925	643,636
LPL Financial Holdings, Inc.	21,234	7,739,368
Morgan Stanley	339,432	51,077,727
Nasdaq, Inc.	258,979	24,535,671
Northern Trust Corp.	75,216	9,874,357
Raymond James Financial, Inc.	50,458	8,549,604
T. Rowe Price Group, Inc.	25,762	2,772,506
Total		189,268,412

Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 2.0%
Ally Financial, Inc.	126,683	5,200,337
American Express Co.	91,194	30,210,749
Capital One Financial Corp.	273,733	62,197,612
OneMain Holdings, Inc.	59,643	3,689,516
SLM Corp.	86,569	2,707,878
Synchrony Financial	103,458	7,897,984
Total		111,904,076
Financial Services 2.7%
Berkshire Hathaway, Inc., Class B(b)	185,905	93,506,497
Corebridge Financial, Inc.	103,340	3,593,132
Equitable Holdings, Inc.	67,960	3,619,549
Fidelity National Information Services, Inc.	35,205	2,457,661
Jackson Financial, Inc., Class A	34,712	3,429,546
MGIC Investment Corp.	100,923	2,808,687
PayPal Holdings, Inc.(b)	3,658	256,755
Visa, Inc., Class A	126,810	44,609,222
Total		154,281,049
Insurance 7.4%
Allstate Corp. (The)	74,048	15,065,066
American Financial Group, Inc.	29,428	3,998,088
American International Group, Inc.	1,216,689	98,941,150
Aon PLC, Class A	164,600	60,408,200
Arch Capital Group Ltd.	111,024	10,162,027
Assurant, Inc.	25,162	5,425,179
Axis Capital Holdings Ltd.	38,092	3,755,109
Chubb Ltd.	114,304	31,441,601
Cincinnati Financial Corp.	2,107	323,635
F&G Annuities & Life, Inc.	5,189	179,384
Fidelity National Financial, Inc.	25,287	1,513,933
Globe Life, Inc.	40,958	5,732,072
Hartford Insurance Group, Inc. (The)	252,661	33,429,577
Markel Group, Inc.(b)	1,653	3,238,326
Marsh & McLennan Companies, Inc.	105,761	21,766,671
MetLife, Inc.	628,800	51,159,168
Primerica, Inc.	9,466	2,549,572
Principal Financial Group, Inc.	59,369	4,779,798
Progressive Corp. (The)	103,287	25,518,086
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential Financial, Inc.	83,045	9,106,715
RenaissanceRe Holdings Ltd.	23,685	5,755,218
Travelers Companies, Inc. (The)	72,670	19,730,632
Unum Group	63,957	4,468,036
Total		418,447,243
Total Financials		1,193,482,269
Health Care 10.4%
Biotechnology 1.4%
AbbVie, Inc.	127,931	26,916,682
Biogen, Inc.(b)	25,021	3,308,277
Exelixis, Inc.(b)	95,583	3,576,716
Gilead Sciences, Inc.	404,293	45,672,980
Total		79,474,655
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	807,188	107,081,560
Hologic, Inc.(b)	16,303	1,094,257
IDEXX Laboratories, Inc.(b)	25,356	16,407,614
Lantheus Holdings, Inc.(b)	4,949	271,700
Masimo Corp.(b)	23,060	3,221,713
Medtronic PLC	492,963	45,751,896
Total		173,828,740
Health Care Providers & Services 1.8%
Centene Corp.(b)	196,525	5,707,086
Corvel Corp.(b)	6,046	538,396
HCA Healthcare, Inc.	65,912	26,625,812
Labcorp Holdings, Inc.	166,150	46,188,038
UnitedHealth Group, Inc.	62,288	19,301,183
Universal Health Services, Inc., Class B	22,129	4,018,184
Total		102,378,699
Life Sciences Tools & Services 0.6%
Danaher Corp.	39,211	8,070,408
Thermo Fisher Scientific, Inc.	46,864	23,090,830
West Pharmaceutical Services, Inc.	2,326	574,406
Total		31,735,644
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	347,963	16,416,894
Elanco Animal Health, Inc.(b)	22,813	418,619
Jazz Pharmaceuticals PLC(b)	26,090	3,332,997
Johnson & Johnson	289,843	51,351,484
Merck & Co., Inc.	534,397	44,953,476
Pfizer, Inc.	1,700,399	42,101,879
Viatris, Inc.	112,443	1,186,274
Zoetis, Inc.	252,181	39,441,108
Total		199,202,731
Total Health Care		586,620,469
Industrials 15.0%
Aerospace & Defense 1.6%
ATI, Inc.(b)	59,257	4,594,788
BWX Technologies, Inc.	48,799	7,907,390
General Dynamics Corp.	65,187	21,157,744
L3Harris Technologies, Inc.	118,566	32,916,293
Northrop Grumman Corp.	35,566	20,985,363
RTX Corp.	7,701	1,221,379
Textron, Inc.	2,434	195,109
Total		88,978,066
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc.	52,251	6,298,335
FedEx Corp.	121,081	27,978,187
United Parcel Service, Inc., Class B	98,190	8,585,734
Total		42,862,256
Building Products 1.0%
Advanced Drainage Systems, Inc.	31,364	4,515,475
AO Smith Corp.	39,273	2,799,772
Armstrong World Industries, Inc.	21,849	4,277,379
Builders FirstSource, Inc.(b)	126,708	17,571,865
Lennox International, Inc.	10,276	5,732,569
Owens Corning	22,803	3,424,327
Trane Technologies PLC	40,083	16,658,495
Total		54,979,882
Commercial Services & Supplies 1.2%
Waste Management, Inc.	293,463	66,437,088
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.6%
AECOM	5,620	701,882
Arcosa, Inc.	165	16,327
Comfort Systems U.S.A., Inc.	14,642	10,298,890
Dycom Industries, Inc.(b)	8,316	2,099,540
EMCOR Group, Inc.	20,253	12,556,860
IES Holdings, Inc.(b)	5,599	1,955,787
Primoris Services Corp.	35,331	4,188,490
Sterling Infrastructure, Inc.(b)	4,041	1,125,540
Valmont Industries, Inc.	9,802	3,598,510
Total		36,541,826
Electrical Equipment 0.8%
Acuity, Inc.	34	11,100
AMETEK, Inc.	6,259	1,156,663
Eaton Corp. PLC	29,269	10,218,979
NEXTracker, Inc., Class A(b)	86,665	5,829,088
Regal Rexnord Corp.	191,812	28,643,286
Total		45,859,116
Ground Transportation 2.6%
CSX Corp.	899,745	29,250,710
JB Hunt Transport Services, Inc.	24,658	3,575,163
Lyft, Inc., Class A(b)	227,340	3,687,455
Norfolk Southern Corp.	61,344	17,175,093
Old Dominion Freight Line, Inc.	5,100	769,947
Ryder System, Inc.	19,080	3,577,881
U-Haul Holding Co.(b)	2,418	139,156
U-Haul Holding Co.	40,740	2,128,258
Union Pacific Corp.	389,783	87,143,785
Total		147,447,448
Industrial Conglomerates 0.4%
Honeywell International, Inc.	115,358	25,321,081
Machinery 3.3%
AGCO Corp.	28,160	3,046,630
Caterpillar, Inc.	121,100	50,745,744
CNH Industrial NV	61,126	699,893
Cummins, Inc.	33,609	13,391,170
Deere & Co.	99,464	47,607,449
Illinois Tool Works, Inc.	60,132	15,913,934

Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln Electric Holdings, Inc.	22,208	5,388,327
Mueller Industries, Inc.	40,393	3,875,304
PACCAR, Inc.	41,828	4,181,963
Parker-Hannifin Corp.	44,083	33,474,426
Snap-On, Inc.	13,979	4,546,530
Toro Co. (The)	31,960	2,590,678
Westinghouse Air Brake Technologies Corp.	6,084	1,177,254
Total		186,639,302
Marine Transportation 0.0%
Kirby Corp.(b)	13,139	1,277,111
Passenger Airlines 0.5%
Alaska Air Group, Inc.(b)	64,405	4,043,346
Delta Air Lines, Inc.	171,668	10,605,649
United Airlines Holdings, Inc.(b)	106,228	11,153,940
Total		25,802,935
Professional Services 0.9%
Amentum Holdings, Inc.(b)	760	18,962
Automatic Data Processing, Inc.	68,151	20,721,312
Paycom Software, Inc.	17,852	4,055,082
SS&C Technologies Holdings, Inc.	274,737	24,358,182
Total		49,153,538
Trading Companies & Distributors 1.3%
Air Lease Corp.	56,309	3,390,365
Ferguson Enterprises, Inc.	157,302	36,360,357
FTAI Aviation Ltd.	18,620	2,864,687
GATX Corp.	15,153	2,550,402
United Rentals, Inc.	14,139	13,521,691
W.W. Grainger, Inc.	12,764	12,936,314
Total		71,623,816
Total Industrials		842,923,465
Information Technology 10.9%
Communications Equipment 0.7%
Cisco Systems, Inc.	493,493	34,095,431
InterDigital, Inc.	10,612	2,883,387
Ubiquiti, Inc.	1,434	757,338
Total		37,736,156
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.(b)	23,262	2,938,688
Avnet, Inc.	268	14,625
Flex Ltd.(b)	193,466	10,373,647
IPG Photonics Corp.(b)	223	18,246
Jabil, Inc.	49,082	10,053,466
TE Connectivity PLC	121,325	25,053,613
Total		48,452,285
IT Services 1.5%
Accenture PLC, Class A	175,055	45,509,048
Akamai Technologies, Inc.(b)	2,777	219,744
Amdocs Ltd.	17,908	1,532,388
Cognizant Technology Solutions Corp., Class A	65,547	4,735,771
International Business Machines Corp.	112,782	27,461,289
Kyndryl Holdings, Inc.(b)	120,469	3,829,709
Total		83,287,949
Semiconductors & Semiconductor Equipment 4.3%
Amkor Technology, Inc.	64,441	1,558,828
Analog Devices, Inc.	130,866	32,887,934
Broadcom, Inc.	111,948	33,292,216
Intel Corp.(b)	13,349	325,048
KLA Corp.	20,119	17,543,768
Lam Research Corp.	387,337	38,791,800
Micron Technology, Inc.	134,363	15,990,541
NVIDIA Corp.	59,000	10,276,620
ON Semiconductor Corp.(b)	100,779	4,997,631
QUALCOMM, Inc.	45,978	7,390,044
Skyworks Solutions, Inc.	66,257	4,965,300
Texas Instruments, Inc.	371,617	75,245,010
Total		243,264,740
Software 2.5%
Adobe, Inc.(b)	104,577	37,302,616
Fortinet, Inc.(b)	75,868	5,976,122
Microsoft Corp.	107,282	54,358,716
Pegasystems, Inc.	50,809	2,754,356
Salesforce, Inc.	155,011	39,721,569
Total		140,113,379
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	268,055	62,226,288
Hewlett Packard Enterprise Co.	20,404	460,518
Total		62,686,806
Total Information Technology		615,541,315
Materials 3.6%
Chemicals 0.6%
CF Industries Holdings, Inc.	68,873	5,966,468
Dow, Inc.	8,024	197,631
Linde PLC	41,571	19,882,994
LyondellBasell Industries NV, Class A	86,065	4,849,763
NewMarket Corp.	3,781	3,126,736
PPG Industries, Inc.	7,402	823,324
Total		34,846,916
Construction Materials 0.8%
CRH PLC	8,255	932,402
Eagle Materials, Inc.	11,761	2,715,615
Martin Marietta Materials, Inc.	64,212	39,580,277
Vulcan Materials Co.	3,181	926,180
Total		44,154,474
Containers & Packaging 0.9%
Avery Dennison Corp.	46,423	7,968,508
Graphic Packaging Holding Co.	115,396	2,569,869
International Paper Co.	554,712	27,558,092
Packaging Corp. of America	59,617	12,994,121
Sonoco Products Co.	212	10,017
Total		51,100,607
Metals & Mining 1.2%
Commercial Metals Co.	53,665	3,094,860
Freeport-McMoRan, Inc.	318,933	14,160,625
Newmont Corp.	183,789	13,673,902
Nucor Corp.	215,255	32,014,876
Reliance, Inc.	2,286	675,879
Steel Dynamics, Inc.	39,811	5,212,056
Total		68,832,198
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	15,942	1,516,244
Total Materials		200,450,439
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.6%
Health Care REITs 0.1%
Welltower, Inc.	31,141	5,240,407
Industrial REITs 0.1%
Prologis, Inc.	64,047	7,287,268
Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc.(b)	510	155,841
Residential REITs 0.1%
AvalonBay Communities, Inc.	36,065	7,063,330
Specialized REITs 1.3%
Extra Space Storage, Inc.	235,254	33,777,769
Public Storage	22,523	6,635,051
SBA Communications Corp.	150,746	30,880,318
Total		71,293,138
Total Real Estate		91,039,984
Utilities 1.9%
Electric Utilities 1.0%
American Electric Power Co., Inc.	108,710	12,068,984
Entergy Corp.	209,485	18,453,534
NextEra Energy, Inc.	104,603	7,536,646
Southern Co. (The)	209,728	19,357,895
Total		57,417,059
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	317,103	4,293,575
Talen Energy Corp.(b)	23,471	8,893,631
Total		13,187,206
Multi-Utilities 0.7%
Ameren Corp.	86,408	8,621,790
CMS Energy Corp.	94,582	6,769,234
DTE Energy Co.	41,644	5,690,652
Public Service Enterprise Group, Inc.	89,717	7,386,401
WEC Energy Group, Inc.	88,269	9,401,531
Total		37,869,608
Total Utilities		108,473,873
Total Common Stocks (Cost $4,594,536,162)		5,546,616,695

Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2025 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(d),(e)	73,151,922	73,129,976
Total Money Market Funds (Cost $73,129,976)		73,129,976
Total Investments in Securities (Cost: $4,667,666,138)		5,619,746,671
Other Assets & Liabilities, Net		6,086,907
Net Assets		5,625,833,578
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(e)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	74,578,452	266,114,952	(267,562,475)	(953)	73,129,976	1,604	904,805	73,151,922
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Multi-Manager Value Strategies Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT116_05_R01_(10/25)